Equity Income Fund formerly Equity Income Fund I (Prospectus Summary): | Equity Income Fund formerly Equity Income Fund I
Equity Income Fund

Supplement dated September 14, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 23, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under the Principal Investment Strategies heading, delete the paragraph and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2011 ranged between $1.57 billion and $401.25 billion), but may also invest in equity securities of companies with medium market capitalizations (those included in the Russell Midcap ® Index, which as of December 31, 2011 ranged between $117 million and $20.51 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.